INVESTMENTS IN ASSOCIATES	12 Months Ended
Dec. 31, 2018
INVESTMENTS IN ASSOCIATES
INVESTMENTS IN ASSOCIATES

11 INVESTMENTS IN ASSOCIATES

Accounting policy

Investments in associates, being those entities over which the Group has a significant influence and which is neither a subsidiary nor a joint venture, are accounted for using the equity method, with the Group recording its share of the associates’ profit and loss and other comprehensive income. The Group’s share of associates’ profit or loss is included in one separate income statement line and is calculated after deduction of their respective taxes.

At 31 December 2018 and 31 December 2017, the Group holds 49% of Bioventus LLC (Bioventus). Bioventus is a limited liability company operating as a partnership. The company’s headquarters is located in Durham, North Carolina, US. Bioventus focuses its medical product development around its core competencies of orthobiologic therapies and orthopaedic diagnostics from which it develops and markets clinically proven orthopaedic therapies and diagnostic tools, including osteoarthritis pain treatments, bone growth stimulators and ultrasound devices. Bioventus sells bone healing stimulation devices and is a provider of osteoarthritis injection therapies. The Group’s ability to recover the value of its investment is dependent upon the ongoing clinical and commercial success of these products. The loss after taxation recognised in the income statement relating to Bioventus was $11m (2017: $6m profit).

The carrying amount of this investment was reviewed for impairment as at the balance sheet date. For the purposes of impairment testing the recoverable amount of this investment was based on its fair value less cost to sell, estimated using discounted cash flows.

The amounts recognised in the balance sheet and income statement for associates are as follows:

	2018	2017
	$ million	$ million
Balance sheet	105	118
Income statement (loss)/profit	(11)	6

Summarised financial information for significant associates

Set out below is the summarised financial information for Bioventus, adjusted for differences with Group accounting policies:

	2018	2017
	$ million	$ million
Summarised statement of comprehensive income
Revenue	320	301
Attributable (loss)/profit for the year	(19)	1
Group adjustments[1]	(3)	11
Total comprehensive (loss)/profit	(22)	12
Group share of (loss)/profit for the year at 49%	(11)	6

	2018	2017
	$ million	$ million
Summarised balance sheet
Non-current assets	296	332
Current assets	149	122
Non-current liabilities	(234)	(246)
Current liabilities	(56)	(47)
Net assets	155	161
Group’s share of net assets at 49%	76	79
Group adjustments[1]	26	35
Group’s carrying amount of investment at 49%	102	114

1	Group adjustments include an adjustment to align the useful life of intangible assets with Group policy.

During the year the Group received a $2m (2017: $nil) cash distribution from Bioventus.

At December 2018, the Group held an equity investment in one other associate (2017: one) with a carrying value of $3m (2017: $3m).